Investments in Joint Ventures and Associates - Additional information (Detail)	12 Months Ended
Dec. 31, 2020
Annuity Joint Ventures [Member] | Japan [member]
Disclosure of joint ventures [Line Items]
Percentage of disposals in joint ventures	50.00%